UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 5.3%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Simpar Finance SARL, 10.75%, 2/12/28(1)	BRL	53,195	$ 8,529,289
			$ 8,529,289
Colombia — 0.3%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(2)	COP	18,064,979	$ 3,937,180
			$ 3,937,180
Kazakhstan — 0.9%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(2)	KZT	4,727,000	$ 10,571,430
			$ 10,571,430
Mexico — 0.0%(3)
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$ 606,761
			$ 606,761
Paraguay — 0.5%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	41,850,780	$ 6,047,563
			$ 6,047,563
Peru — 1.0%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,713,870
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,016,430
			$ 11,730,300
Supranational — 1.4%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(1)	USD	4,100	$ 4,100,324
17.35%, 3/1/27(1)	USD	1,500	1,476,171
Inter-American Development Bank, 7.35%, 10/6/30	INR	1,000,000	12,033,858
			$ 17,610,353
Uzbekistan — 0.5%
International Finance Corp., 16.00%, 2/21/25	UZS	27,000,000	$ 2,117,191
Ipoteka-Bank ATIB, 20.50%, 4/25/27(1)	UZS	48,010,000	3,807,244
			$ 5,924,435
Total Foreign Corporate Bonds (identified cost $71,359,420)			$ 64,957,311

Loan Participation Notes — 2.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(4)(5)	UZS	159,404,590	$ 13,579,723
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(1)(4)(5)	UZS	168,226,770	13,803,441
Total Loan Participation Notes (identified cost $28,546,053)			$ 27,383,164

Sovereign Government Bonds — 64.6%
Security	Principal Amount (000's omitted)		Value
Albania — 0.2%
Albanian Government Bonds, 5.25%, 1/26/29	ALL	233,800	$ 2,515,976
			$ 2,515,976
Argentina — 0.4%
Bonos Para La Reconstruccion De Una Argentina Libre:
0.00%, 6/30/25	USD	2,564	$ 2,367,194
3.00%, 5/31/26	USD	2,517	1,982,972
			$ 4,350,166
Armenia — 2.2%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	212,760	$ 543,413
9.25%, 4/29/28	AMD	2,549,070	6,488,285
9.60%, 10/29/33	AMD	6,155,594	15,879,054
9.75%, 10/29/50	AMD	792,413	2,063,485
9.75%, 10/29/52	AMD	862,400	2,242,346
			$ 27,216,583
Bahrain — 0.2%
CBB International Sukuk Programme Co. WLL, 6.25%, 11/14/24(1)	USD	2,624	$ 2,624,142
			$ 2,624,142
Benin — 1.0%
Benin Government International Bonds:
4.875%, 1/19/32(1)	EUR	4,158	$ 3,771,030
6.875%, 1/19/52(1)	EUR	3,656	3,184,107

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Benin (continued)
Benin Government International Bonds: (continued)
7.96%, 2/13/38(1)	USD	5,665	$ 5,355,408
			$ 12,310,545
Bosnia and Herzegovina — 0.1%
Republic of Srpska Treasury Bonds:
1.50%, 5/31/25	BAM	1,112	$ 601,875
1.50%, 6/9/25	BAM	107	57,705
1.50%, 12/24/25	BAM	116	62,807
1.50%, 9/25/26	BAM	108	59,043
1.50%, 9/26/27	BAM	44	22,952
			$ 804,382
Brazil — 0.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 4,228,780
			$ 4,228,780
Chile — 0.4%
Bonos de la Tesoreria de la Republica en pesos, 5.30%, 11/1/37(1)(2)	CLP	5,355,000	$ 5,183,542
			$ 5,183,542
Colombia — 0.7%
Titulos De Tesoreria B:
6.25%, 7/9/36	COP	11,202,200	$ 1,988,275
9.25%, 5/28/42	COP	28,416,100	6,199,012
10.00%, 7/24/24	COP	3,528,300	896,202
			$ 9,083,489
Czech Republic — 1.6%
Czech Republic Government Bonds:
2.00%, 10/13/33	CZK	338,750	$ 11,868,725
4.50%, 11/11/32	CZK	56,140	2,415,269
4.90%, 4/14/34	CZK	130,960	5,811,999
			$ 20,095,993
Dominican Republic — 4.5%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	111,360	$ 1,775,263
8.00%, 2/12/27(1)	DOP	568,540	9,069,385
11.25%, 9/15/35(2)	DOP	140,600	2,539,473
12.00%, 8/8/25(2)	DOP	616,460	10,729,457
12.75%, 9/23/29(2)	DOP	377,800	7,320,071
13.00%, 6/10/34(1)	DOP	35,400	724,638
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic Bonds: (continued)
13.625%, 2/3/33(2)	DOP	467,800	$ 9,555,710
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	581,768
12.00%, 10/3/25(2)	DOP	221,270	3,859,451
13.00%, 12/5/25(2)	DOP	383,340	6,736,933
13.00%, 1/30/26(2)	DOP	105,090	1,853,991
			$ 54,746,140
Hungary — 1.8%
Hungary Government Bonds:
2.25%, 4/20/33	HUF	1,109,820	$ 2,073,403
3.00%, 4/25/41	HUF	4,910,850	8,113,210
3.25%, 10/22/31	HUF	2,085,200	4,435,000
4.00%, 4/28/51	HUF	524,540	919,969
4.50%, 5/27/32	HUF	310,850	712,847
4.75%, 11/24/32	HUF	2,389,870	5,542,842
			$ 21,797,271
Indonesia — 10.1%
Indonesia Treasury Bonds:
6.375%, 4/15/32	IDR	46,500,000	$ 2,725,286
6.50%, 2/15/31	IDR	490,135,000	28,840,293
6.625%, 2/15/34	IDR	389,674,000	22,963,446
7.00%, 2/15/33	IDR	235,674,000	14,473,587
7.125%, 6/15/38	IDR	37,641,000	2,301,958
7.125%, 6/15/42	IDR	78,761,000	4,790,844
7.125%, 6/15/43	IDR	162,709,000	9,975,533
7.375%, 5/15/48	IDR	16,622,000	1,046,338
7.50%, 5/15/38	IDR	232,589,000	14,693,370
7.50%, 4/15/40	IDR	45,427,000	2,868,598
8.25%, 6/15/32	IDR	11,609,000	764,652
8.25%, 5/15/36	IDR	242,576,000	16,149,094
8.375%, 4/15/39	IDR	22,764,000	1,550,382
9.50%, 5/15/41	IDR	5,702,000	431,377
			$123,574,758
Jordan — 0.4%
Jordan Government International Bonds, 4.95%, 7/7/25(1)	USD	4,503	$ 4,333,165
			$ 4,333,165

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Kenya — 2.0%
Republic of Kenya Infrastructure Bonds, 18.461%, 8/9/32	KES	3,203,750	$ 24,727,682
			$ 24,727,682
Malaysia — 4.7%
Malaysia Government Bonds:
3.582%, 7/15/32	MYR	56,072	$ 11,416,424
3.733%, 6/15/28	MYR	7,900	1,651,211
3.757%, 5/22/40	MYR	17,415	3,480,034
3.828%, 7/5/34	MYR	143,700	29,599,534
4.254%, 5/31/35	MYR	27,750	5,920,116
4.642%, 11/7/33	MYR	25,940	5,713,532
			$ 57,780,851
Mexico — 2.9%
Mexican Bonos:
7.75%, 11/13/42	MXN	284,000	$ 13,391,680
8.50%, 11/18/38	MXN	410,469	21,250,470
10.00%, 11/20/36	MXN	22,074	1,295,026
			$ 35,937,176
North Macedonia — 0.1%
North Macedonia Government International Bonds:
2.75%, 1/18/25(1)	EUR	913	$ 957,906
3.675%, 6/3/26(1)	EUR	600	624,135
			$ 1,582,041
Oman — 0.3%
Oman Government International Bonds, 4.875%, 2/1/25(1)	USD	3,173	$ 3,144,522
			$ 3,144,522
Paraguay — 1.1%
Paraguay Government Bonds, 7.90%, 2/9/31(2)	PYG	93,641,000	$ 12,934,064
Paraguay Government International Bonds, 5.00%, 4/15/26(1)	USD	1,135	1,115,467
			$ 14,049,531
Peru — 4.6%
Peru Government Bonds:
5.40%, 8/12/34	PEN	47,682	$ 10,954,214
5.94%, 2/12/29	PEN	77,721	20,575,578
6.15%, 8/12/32	PEN	15,223	3,820,400
6.85%, 2/12/42	PEN	14,084	3,519,684
6.90%, 8/12/37	PEN	8,763	2,212,189
Security	Principal Amount (000's omitted)		Value
Peru (continued)
Peru Government Bonds: (continued)
6.95%, 8/12/31	PEN	3,863	$ 1,035,309
7.30%, 8/12/33(1)(2)	PEN	55,477	14,852,608
			$ 56,969,982
Romania — 5.0%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 13,426,663
3.25%, 6/24/26	RON	57,650	11,692,818
4.15%, 1/26/28	RON	64,045	12,787,849
4.25%, 4/28/36	RON	56,270	9,475,471
4.85%, 4/22/26	RON	32,030	6,722,646
5.80%, 7/26/27	RON	16,020	3,390,564
8.75%, 10/30/28	RON	6,025	1,402,691
Romania Government International Bonds, 2.75%, 2/26/26(1)	EUR	2,755	2,880,450
			$ 61,779,152
Serbia — 3.3%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,882,430	$ 15,677,096
7.00%, 10/26/31	RSD	2,574,480	25,091,383
			$ 40,768,479
Seychelles — 0.0%(3)
Seychelles International Bonds, 8.00%, 1/1/26(1)	USD	393	$ 396,564
			$ 396,564
South Africa — 10.8%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	361,300	$ 17,054,550
8.25%, 3/31/32	ZAR	181,004	8,005,207
8.50%, 1/31/37	ZAR	369,200	14,694,740
8.75%, 1/31/44	ZAR	334,087	12,599,320
8.75%, 2/28/48	ZAR	69,430	2,607,879
9.00%, 1/31/40	ZAR	334,480	13,282,346
10.50%, 12/21/26	ZAR	1,172,646	63,818,359
			$132,062,401
Suriname — 0.2%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(2)	USD	3,760	$ 2,833,160
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)	USD	58	53,643
			$ 2,886,803

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Thailand — 1.8%
Thailand Government Bonds, 3.30%, 6/17/38	THB	794,751	$ 22,107,316
			$ 22,107,316
Turkey — 0.6%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	171,300	$ 4,041,011
26.20%, 10/5/33	TRY	100,000	3,084,643
			$ 7,125,654
Ukraine — 0.1%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	24,447	$ 488,262
19.19%, 9/30/26	UAH	30,935	606,745
			$ 1,095,007
United Arab Emirates — 0.2%
Sharjah Sukuk Ltd., 3.764%, 9/17/24(1)	USD	2,747	$ 2,723,939
			$ 2,723,939
Uruguay — 1.6%
Uruguay Government Bonds:
3.875%, 7/2/40(6)	UYU	211,074	$ 5,952,000
8.25%, 5/21/31	UYU	13,050	324,681
9.75%, 7/20/33	UYU	493,145	13,414,911
			$ 19,691,592
Uzbekistan — 0.8%
Republic of Uzbekistan Bonds:
14.00%, 7/19/24(1)	UZS	10,590,000	$ 832,133
16.25%, 10/12/26(1)	UZS	117,030,000	9,319,824
			$ 10,151,957
Venezuela — 0.2%
Venezuela Government International Bonds:
7.00%, 3/31/38(1)(7)	USD	1,171	$ 201,576
7.65%, 4/21/25(1)(7)	USD	1,931	352,920
8.25%, 10/13/24(1)(7)	USD	2,926	539,033
9.00%, 5/7/23(1)(7)	USD	1,000	197,351
9.25%, 9/15/27(7)	USD	2,545	546,666
9.25%, 5/7/28(1)(7)	USD	2,263	448,521
9.375%, 1/13/34(7)	USD	349	72,420
11.75%, 10/21/26(1)(7)	USD	447	97,211
			$ 2,455,698
Security	Principal Amount (000's omitted)		Value
Vietnam — 0.3%
Vietnam Government International Bonds, 4.80%, 11/19/24(1)	USD	3,124	$ 3,097,372
			$ 3,097,372
Total Sovereign Government Bonds (identified cost $878,354,213)			$793,398,651

Short-Term Investments — 21.3%
Repurchase Agreements — 1.0%
Description	Principal Amount (000's omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 226,300,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $10,878,173(8)	MXN	204,020	$ 11,909,593
Total Repurchase Agreements (identified cost $12,123,137)			$ 11,909,593

Sovereign Government Securities — 17.9%
Security	Principal Amount (000's omitted)		Value
Egypt — 15.5%
Egypt Treasury Bills:
0.00%, 9/24/24	EGP	3,645,525	$ 69,310,928
0.00%, 12/3/24	EGP	390,525	7,104,889
0.00%, 12/10/24	EGP	2,633,925	47,712,604
0.00%, 12/17/24	EGP	2,150,300	38,784,212
0.00%, 3/11/25	EGP	1,459,925	25,043,763
0.00%, 3/18/25	EGP	151,700	2,591,789
			$190,548,185
Nigeria — 2.4%
Nigeria OMO Bills:
0.00%, 6/4/24	NGN	3,484,915	$ 2,513,372
0.00%, 7/9/24	NGN	289,175	204,781
0.00%, 1/28/25	NGN	1,159,983	727,350
0.00%, 2/25/25	NGN	1,936,064	1,192,118
0.00%, 4/1/25	NGN	2,309,308	1,409,582
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	2,368,683	1,476,584

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria Treasury Bills: (continued)
0.00%, 2/20/25	NGN	9,421,094	$ 5,819,870
0.00%, 3/6/25	NGN	3,270,700	2,002,104
0.00%, 3/27/25	NGN	13,989,990	8,446,273
0.00%, 4/10/25	NGN	8,988,325	5,376,485
			$ 29,168,519
Total Sovereign Government Securities (identified cost $218,651,633)			$219,716,704

U.S. Treasury Obligations — 2.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(9)	$6,745	$ 6,737,091
0.00%, 6/13/24(9)	6,700	6,657,908
0.00%, 6/20/24(9)	6,500	6,452,424
0.00%, 7/11/24(9)	10,000	9,896,360
Total U.S. Treasury Obligations (identified cost $29,744,981)		$ 29,743,783
Total Short-Term Investments (identified cost $260,519,751)		$261,370,080

Total Purchased Options — 0.1% (identified cost $3,835,774)	$ 1,450,715
Total Investments — 93.5% (identified cost $1,242,615,211)	$1,148,559,921
Total Written Options — (0.0)%(3) (premiums received $510,182)	$ (100,935)

Securities Sold Short — (0.9)%
Sovereign Government Bonds — (0.9)%
Security	Principal Amount (000's omitted)		Value
Mexico — (0.9)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(226,300)	$ (10,719,651)
Total Sovereign Government Bonds (proceeds $11,465,142)			$(10,719,651)
Total Securities Sold Short (proceeds $11,465,142)			$(10,719,651)

Other Assets, Less Liabilities — 7.4%	$ 90,851,722
Net Assets — 100.0%	$1,228,591,057
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $130,394,042 or 10.6% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $98,583,904 or 8.0% of the Portfolio's net assets.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call BRL	Goldman Sachs International	USD	27,995,000	BRL	5.01	6/11/24	$ 59,909
Put USD vs. Call BRL	JPMorgan Chase Bank, N.A.	USD	23,765,000	BRL	5.01	6/11/24	51,213
Put USD vs. Call INR	Citibank, N.A.	USD	26,870,000	INR	84.75	4/2/25	363,739
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	195,475
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	104,632
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	101,575
Put USD vs. Call MXN	Citibank, N.A.	USD	16,700,000	MXN	17.02	5/17/24	100,935
Put USD vs. Call MXN	Standard Chartered Bank	USD	25,773,000	MXN	16.72	6/20/24	100,618
Put USD vs. Call MXN	Standard Chartered Bank	USD	26,320,000	MXN	16.74	6/20/24	109,544
Put USD vs. Call MXN	Standard Chartered Bank	USD	9,710,000	MXN	16.82	7/2/24	58,270
Put USD vs. Call MXN	Standard Chartered Bank	USD	25,771,000	MXN	16.75	7/3/24	128,803
Put USD vs. Call MXN	Standard Chartered Bank	USD	16,700,000	MXN	16.71	7/5/24	76,002
Total							$1,450,715
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call MXN	Standard Chartered Bank	USD	16,700,000	MXN	17.02	5/17/24	$(100,935)
Total							$(100,935)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	7,378,000	USD	1,480,319	5/3/24	$ (59,451)
BRL	20,600,000	USD	4,070,664	5/3/24	(103,480)
USD	5,414,905	BRL	27,978,000	5/3/24	26,852
COP	201,401,015,850	USD	50,551,829	6/20/24	411,318
COP	47,468,000,000	USD	11,964,330	6/20/24	47,122
COP	100,000,000	USD	25,171	6/20/24	133
COP	7,230,000,000	USD	1,838,544	6/20/24	(9,042)
EUR	2,468,642	USD	2,698,067	6/20/24	(58,286)
EUR	10,518,605	USD	11,496,158	6/20/24	(248,349)
EUR	251,106,386	USD	274,443,116	6/20/24	(5,928,742)
IDR	42,637,000,000	USD	2,622,247	6/20/24	(3,765)
IDR	127,006,239,766	USD	8,058,516	6/20/24	(258,635)
IDR	1,146,399,064,599	USD	73,393,026	6/20/24	(2,988,799)
INR	190,940,000	USD	2,297,790	6/20/24	(14,606)
INR	1,028,556,800	USD	12,375,849	6/20/24	(76,780)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	1,428,400,000	USD	17,186,861	6/20/24	$ (106,627)
KRW	2,987,420,000	USD	2,226,228	6/20/24	(65,724)
KRW	4,601,400,000	USD	3,524,222	6/20/24	(196,486)
KRW	44,510,400,000	USD	34,090,606	6/20/24	(1,900,653)
PEN	2,893,600	USD	780,767	6/20/24	(12,579)
PEN	2,956,500	USD	798,299	6/20/24	(13,412)
PEN	16,684,526	USD	4,450,275	6/20/24	(20,896)
PEN	6,828,000	USD	1,850,406	6/20/24	(37,721)
PEN	8,539,000	USD	2,312,839	6/20/24	(45,920)
PEN	29,383,000	USD	7,925,821	6/20/24	(125,273)
PEN	42,968,218	USD	11,616,727	6/20/24	(209,599)
TWD	128,000,000	USD	3,999,800	6/20/24	(74,684)
TWD	277,000,000	USD	8,615,863	6/20/24	(121,667)
USD	2,999,329	COP	11,849,600,000	6/20/24	869
USD	367,930	COP	1,461,400,000	6/20/24	(1,867)
USD	375,181	COP	1,490,780,000	6/20/24	(2,051)
USD	1,734,796	COP	6,865,890,000	6/20/24	(2,570)
USD	324,620	COP	1,293,302,166	6/20/24	(2,641)
USD	505,452	COP	2,008,600,000	6/20/24	(2,811)
USD	3,937,260	COP	15,607,100,000	6/20/24	(12,010)
USD	2,810,492	COP	11,197,140,625	6/20/24	(22,868)
USD	2,225,556	COP	8,910,000,000	6/20/24	(29,058)
USD	4,589,049	COP	18,283,000,000	6/20/24	(37,339)
USD	56,763,061	EUR	51,936,326	6/20/24	1,226,241
USD	42,109,286	EUR	38,528,606	6/20/24	909,679
USD	38,154,801	EUR	34,910,383	6/20/24	824,251
USD	22,099,772	EUR	20,220,561	6/20/24	477,417
USD	8,306,311	EUR	7,600,000	6/20/24	179,440
USD	7,233,238	EUR	6,618,174	6/20/24	156,258
USD	10,095,477	EUR	9,302,718	6/20/24	147,847
USD	6,474,166	EUR	5,923,648	6/20/24	139,860
USD	6,015,481	EUR	5,503,966	6/20/24	129,951
USD	2,071,471	EUR	1,895,328	6/20/24	44,750
USD	1,970,652	EUR	1,803,082	6/20/24	42,572
USD	1,255,064	EUR	1,148,342	6/20/24	27,113
USD	768,745	EUR	703,376	6/20/24	16,607
USD	18,491,985	IDR	288,844,814,013	6/20/24	753,053
USD	12,603,769	IDR	196,870,871,041	6/20/24	513,266
USD	10,394,554	IDR	162,363,974,083	6/20/24	423,236
USD	8,125,726	IDR	126,910,841,480	6/20/24	331,704
USD	6,982,608	IDR	109,060,656,512	6/20/24	284,826
USD	2,782,086	IDR	44,416,000,000	6/20/24	54,350
USD	4,744,977	IDR	77,152,000,000	6/20/24	6,813
USD	6,107	IDR	95,398,286	6/20/24	249

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,463,886	INR	370,940,000	6/20/24	$ 28,334
USD	24,962,058	INR	2,086,016,800	6/20/24	18,307
USD	2,284,860	INR	190,940,000	6/20/24	1,676
USD	7,416,063	PEN	27,323,000	6/20/24	162,400
USD	4,944,223	PEN	18,216,000	6/20/24	108,271
USD	5,376,310	PEN	19,886,019	6/20/24	97,004
USD	4,183,970	PEN	15,415,000	6/20/24	91,622
USD	2,789,404	PEN	10,277,000	6/20/24	61,084
USD	3,033,095	PEN	11,218,880	6/20/24	54,726
USD	3,664,171	PEN	13,598,105	6/20/24	54,170
USD	6,455,531	PEN	24,287,000	6/20/24	7,861
USD	3,642,018	PEN	13,702,000	6/20/24	4,435
USD	6,188,659	PEN	23,380,754	6/20/24	(18,423)
USD	5,436,991	PEN	20,554,000	6/20/24	(19,650)
USD	10,969,479	PEN	41,442,693	6/20/24	(32,655)
USD	9,636,811	PEN	36,431,000	6/20/24	(34,828)
CLP	23,807,276,480	USD	25,041,049	6/21/24	(254,764)
USD	5,760,897	CLP	5,477,057,685	6/21/24	58,610
BRL	6,726,984	USD	1,333,658	7/2/24	(45,840)
BRL	7,056,000	USD	1,399,389	7/2/24	(48,585)
BRL	10,583,000	USD	2,097,970	7/2/24	(71,955)
BRL	10,604,000	USD	2,102,383	7/2/24	(72,347)
BRL	11,430,016	USD	2,267,685	7/2/24	(79,516)
BRL	13,381,000	USD	2,650,375	7/2/24	(88,709)
BRL	13,381,000	USD	2,663,734	7/2/24	(102,068)
BRL	19,000,000	USD	3,771,188	7/2/24	(133,817)
BRL	589,992,018	USD	117,331,958	7/2/24	(4,383,553)
USD	10,578,913	BRL	53,195,005	7/2/24	395,231
USD	2,650,375	BRL	13,381,000	7/2/24	88,709
USD	1,856,388	BRL	9,700,000	7/2/24	(585)
BRL	27,978,000	USD	5,366,319	8/2/24	(25,491)
					$ (9,798,960)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	1,665,477,116	EUR	4,205,765	BNP Paribas	5/2/24	$ 52,442	$ —
HUF	1,691,968,856	EUR	4,265,486	UBS AG	5/2/24	60,937	—
USD	819,482	KES	113,375,302	Citibank, N.A.	5/6/24	—	(19,960)
EUR	23,960,071	USD	26,046,869	State Street Bank and Trust Company	5/10/24	—	(469,695)
USD	3,430,178	EUR	3,157,742	Bank of America, N.A.	5/10/24	59,315	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,671,800	EUR	2,483,627	Bank of America, N.A.	5/10/24	$ 20,548	$ —
USD	2,870,430	EUR	2,692,561	JPMorgan Chase Bank, N.A.	5/10/24	—	(3,856)
USD	875,970	EUR	818,051	Standard Chartered Bank	5/10/24	2,708	—
HUF	2,118,857,030	EUR	5,372,312	HSBC Bank USA, N.A.	5/13/24	37,986	—
HUF	3,967,229,287	EUR	10,124,357	JPMorgan Chase Bank, N.A.	5/13/24	1,150	—
HUF	2,028,695,228	EUR	5,138,604	UBS AG	5/13/24	41,819	—
TRY	231,768,945	USD	6,685,193	Standard Chartered Bank	5/13/24	405,934	—
TRY	174,902,706	USD	5,210,752	Standard Chartered Bank	5/13/24	140,514	—
TRY	157,327,963	USD	4,687,998	Standard Chartered Bank	5/13/24	125,556	—
USD	3,866,524	TRY	134,200,000	Standard Chartered Bank	5/13/24	—	(239,415)
USD	4,811,215	TRY	166,800,000	Standard Chartered Bank	5/13/24	—	(292,143)
USD	4,328,534	UZS	55,470,166,000	ICBC Standard Bank plc	5/14/24	—	(46,741)
UZS	25,172,105,000	USD	1,925,209	ICBC Standard Bank plc	5/14/24	60,271	—
UZS	17,202,441,000	USD	1,326,735	ICBC Standard Bank plc	5/14/24	30,128	—
UZS	13,095,620,000	USD	1,004,111	ICBC Standard Bank plc	5/14/24	28,821	—
HUF	3,075,283,831	EUR	7,861,929	UBS AG	5/15/24	—	(15,420)
EUR	21,492,179	HUF	8,467,381,153	JPMorgan Chase Bank, N.A.	5/17/24	—	(118,304)
HUF	13,472,330,807	EUR	34,195,903	JPMorgan Chase Bank, N.A.	5/17/24	188,232	—
USD	7,604,693	KRW	10,594,596,954	Standard Chartered Bank	5/20/24	—	(55,112)
MXN	62,255,000	USD	3,661,036	Bank of America, N.A.	5/21/24	—	(37,317)
MXN	15,631,001	USD	920,439	Goldman Sachs International	5/21/24	—	(10,594)
MXN	15,788,093	USD	929,645	Goldman Sachs International	5/21/24	—	(10,656)
MXN	47,258,000	USD	2,776,978	Goldman Sachs International	5/21/24	—	(26,200)
MXN	58,087,000	USD	3,414,651	Goldman Sachs International	5/21/24	—	(33,541)
MXN	60,960,906	USD	3,587,109	Goldman Sachs International	5/21/24	—	(38,716)
USD	9,845,735	MXN	167,600,000	Citibank, N.A.	5/21/24	90,127	—
USD	5,430,923	MXN	92,380,000	JPMorgan Chase Bank, N.A.	5/21/24	53,697	—
HUF	2,686,568,837	EUR	6,796,794	Bank of America, N.A.	5/29/24	53,235	—
HUF	2,686,410,796	EUR	6,794,005	BNP Paribas	5/29/24	55,784	—
HUF	1,749,835,311	EUR	4,451,261	BNP Paribas	6/3/24	6,469	—
HUF	1,607,610,661	EUR	4,087,492	Citibank, N.A.	6/3/24	8,054	—
BRL	78,091,000	USD	15,587,026	Goldman Sachs International	6/13/24	—	(604,725)
USD	15,577,698	BRL	78,091,000	Goldman Sachs International	6/13/24	595,397	—
CNH	20,000,000	USD	2,794,877	UBS AG	6/20/24	—	(31,824)
CNH	232,776,617	USD	32,529,105	UBS AG	6/20/24	—	(370,388)
CNH	661,171,267	USD	92,394,631	UBS AG	6/20/24	—	(1,052,040)
CZK	60,000,000	EUR	2,363,924	Barclays Bank PLC	6/20/24	18,429	—
CZK	609,328,574	EUR	23,897,112	BNP Paribas	6/20/24	304,413	—
CZK	58,000,000	EUR	2,279,119	BNP Paribas	6/20/24	24,238	—
CZK	40,000,000	EUR	1,573,101	Citibank, N.A.	6/20/24	15,332	—
CZK	1,915,354,070	EUR	75,167,932	JPMorgan Chase Bank, N.A.	6/20/24	903,297	—
EUR	9,264,004	CZK	235,963,445	HSBC Bank USA, N.A.	6/20/24	—	(107,395)
EUR	37,976,555	CZK	967,680,585	JPMorgan Chase Bank, N.A.	6/20/24	—	(456,366)
EUR	1,367,991	HUF	542,000,000	JPMorgan Chase Bank, N.A.	6/20/24	—	(11,348)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,318,114	PLN	10,000,000	Barclays Bank PLC	6/20/24	$ 14,870	$ —
EUR	945,156	PLN	4,068,736	Citibank, N.A.	6/20/24	8,164	—
EUR	976,018	PLN	4,200,098	Goldman Sachs International	6/20/24	8,798	—
EUR	46,849,231	RON	234,025,964	Barclays Bank PLC	6/20/24	—	(56,847)
MXN	12,879,000	USD	751,811	Bank of America, N.A.	6/20/24	—	(5,729)
MXN	14,950,000	USD	876,521	Goldman Sachs International	6/20/24	—	(10,466)
MXN	12,180,702	USD	717,335	Goldman Sachs International	6/20/24	—	(11,705)
MXN	34,147,121	USD	1,991,375	Goldman Sachs International	6/20/24	—	(13,227)
MXN	783,076,018	USD	46,116,193	Goldman Sachs International	6/20/24	—	(752,491)
MXN	410,237,000	USD	23,761,468	HSBC Bank USA, N.A.	6/20/24	3,618	—
MXN	37,569,000	USD	2,176,046	HSBC Bank USA, N.A.	6/20/24	331	—
MXN	6,077,000	USD	358,423	Societe Generale	6/20/24	—	(6,381)
MXN	9,881,300	USD	578,378	Standard Chartered Bank	6/20/24	—	(5,953)
MXN	9,900,000	USD	582,824	Standard Chartered Bank	6/20/24	—	(9,315)
MXN	51,452,879	USD	3,000,612	Standard Chartered Bank	6/20/24	—	(19,939)
MXN	634,196,300	USD	37,121,151	Standard Chartered Bank	6/20/24	—	(382,071)
MXN	634,100,000	USD	37,330,163	Standard Chartered Bank	6/20/24	—	(596,662)
MXN	1,800,774	USD	105,478	State Street Bank and Trust Company	6/20/24	—	(1,159)
MXN	13,206,000	USD	766,389	State Street Bank and Trust Company	6/20/24	—	(1,364)
MXN	2,176,138	USD	127,458	State Street Bank and Trust Company	6/20/24	—	(1,394)
MXN	15,024,000	USD	875,591	State Street Bank and Trust Company	6/20/24	—	(5,248)
MXN	14,510,000	USD	853,262	State Street Bank and Trust Company	6/20/24	—	(12,696)
MXN	964,256,000	USD	56,196,332	State Street Bank and Trust Company	6/20/24	—	(336,848)
MYR	7,000,000	USD	1,482,611	Barclays Bank PLC	6/20/24	—	(18,081)
MYR	378,517,772	USD	81,251,400	Barclays Bank PLC	6/20/24	—	(2,058,440)
MYR	13,500,000	USD	2,861,989	Goldman Sachs International	6/20/24	—	(37,537)
MYR	85,693,645	USD	18,395,905	Goldman Sachs International	6/20/24	—	(467,200)
NGN	250,679,285	USD	294,917	JPMorgan Chase Bank, N.A.	6/20/24	—	(115,025)
PLN	49,690,478	EUR	11,345,894	Barclays Bank PLC	6/20/24	111,023	—
PLN	5,200,000	EUR	1,198,760	Citibank, N.A.	6/20/24	—	(611)
PLN	3,250,405	EUR	755,060	Citibank, N.A.	6/20/24	—	(6,522)
PLN	8,062,144	EUR	1,872,813	Citibank, N.A.	6/20/24	—	(16,177)
PLN	204,485,454	EUR	47,501,401	Citibank, N.A.	6/20/24	—	(410,301)
PLN	3,249,595	EUR	755,140	Goldman Sachs International	6/20/24	—	(6,807)
PLN	8,060,133	EUR	1,873,012	Goldman Sachs International	6/20/24	—	(16,885)
PLN	204,434,466	EUR	47,506,441	Goldman Sachs International	6/20/24	—	(428,254)
PLN	24,000,000	EUR	5,535,097	HSBC Bank USA, N.A.	6/20/24	—	(5,345)
RON	193,891,000	EUR	38,814,686	Barclays Bank PLC	6/20/24	47,098	—
RON	9,100,000	EUR	1,821,702	Citibank, N.A.	6/20/24	2,221	—
SGD	2,120,000	USD	1,578,702	Citibank, N.A.	6/20/24	—	(22,147)
SGD	9,000,000	USD	6,753,851	Citibank, N.A.	6/20/24	—	(145,834)
SGD	9,000,000	USD	6,753,056	Goldman Sachs International	6/20/24	—	(145,038)
SGD	9,000,000	USD	6,755,387	Goldman Sachs International	6/20/24	—	(147,370)
SGD	11,000,000	USD	8,252,886	Goldman Sachs International	6/20/24	—	(176,420)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SGD	23,460,000	USD	17,676,311	Goldman Sachs International	6/20/24	$ —	$ (451,411)
THB	146,300,000	USD	4,004,411	Standard Chartered Bank	6/20/24	—	(41,854)
THB	79,700,000	USD	2,220,723	Standard Chartered Bank	6/20/24	—	(62,037)
THB	600,577,211	USD	16,806,549	Standard Chartered Bank	6/20/24	—	(539,826)
THB	653,000,000	USD	18,277,471	Standard Chartered Bank	6/20/24	—	(590,869)
THB	3,040,957,013	USD	86,231,791	Standard Chartered Bank	6/20/24	—	(3,867,021)
TRY	184,868,866	USD	5,192,973	Standard Chartered Bank	6/20/24	238,450	—
TRY	229,146,000	USD	6,735,284	Standard Chartered Bank	6/20/24	—	(3,006)
TWD	181,000,000	USD	5,655,553	Standard Chartered Bank	6/20/24	—	(105,193)
TWD	230,000,000	USD	7,188,411	Standard Chartered Bank	6/20/24	—	(135,468)
USD	5,726,857	CNH	41,000,000	BNP Paribas	6/20/24	62,596	—
USD	3,352,306	CNH	24,000,000	BNP Paribas	6/20/24	36,642	—
USD	1,257,115	CNH	9,000,000	BNP Paribas	6/20/24	13,741	—
USD	838,077	CNH	6,000,000	BNP Paribas	6/20/24	9,160	—
USD	10,364,218	CNH	74,000,000	Citibank, N.A.	6/20/24	140,919	—
USD	9,852,117	CNH	70,340,000	Goldman Sachs International	6/20/24	134,457	—
USD	6,273,890	CNH	44,780,000	Goldman Sachs International	6/20/24	87,412	—
USD	5,726,274	CNH	41,000,000	HSBC Bank USA, N.A.	6/20/24	62,013	—
USD	3,491,630	CNH	25,000,000	HSBC Bank USA, N.A.	6/20/24	37,813	—
USD	1,550,095	CNH	11,100,000	HSBC Bank USA, N.A.	6/20/24	16,600	—
USD	1,396,652	CNH	10,000,000	HSBC Bank USA, N.A.	6/20/24	15,125	—
USD	837,991	CNH	6,000,000	HSBC Bank USA, N.A.	6/20/24	9,075	—
USD	9,921,231	CNH	71,000,000	JPMorgan Chase Bank, N.A.	6/20/24	112,390	—
USD	6,008,633	CNH	43,000,000	JPMorgan Chase Bank, N.A.	6/20/24	68,067	—
USD	2,375,506	CNH	17,000,000	JPMorgan Chase Bank, N.A.	6/20/24	26,910	—
USD	1,397,357	CNH	10,000,000	JPMorgan Chase Bank, N.A.	6/20/24	15,830	—
USD	26,536,734	CNH	189,895,515	UBS AG	6/20/24	302,157	—
USD	15,960,460	CNH	114,212,234	UBS AG	6/20/24	181,732	—
USD	6,274,500	CNH	44,900,000	UBS AG	6/20/24	71,444	—
USD	3,843,834	CNH	27,506,280	UBS AG	6/20/24	43,767	—
USD	10,993,078	CNH	79,461,401	UBS AG	6/20/24	15,272	—
USD	59,639,182	MXN	1,012,703,123	Goldman Sachs International	6/20/24	973,149	—
USD	3,094,032	MXN	52,100,000	Goldman Sachs International	6/20/24	75,871	—
USD	4,249,286	MXN	72,155,007	Goldman Sachs International	6/20/24	69,337	—
USD	2,976,135	MXN	51,000,000	Goldman Sachs International	6/20/24	21,698	—
USD	1,265,667	MXN	21,491,654	Goldman Sachs International	6/20/24	20,652	—
USD	2,717,826	MXN	47,000,000	Goldman Sachs International	6/20/24	—	(4,890)
USD	21,548,876	MXN	360,337,600	JPMorgan Chase Bank, N.A.	6/20/24	674,469	—
USD	33,213,937	MYR	154,730,447	Barclays Bank PLC	6/20/24	841,449	—
USD	1,445,935	MYR	6,900,000	Goldman Sachs International	6/20/24	2,326	—
USD	1,644,245	SGD	2,236,011	Bank of America, N.A.	6/20/24	2,512	—
USD	22,068,081	THB	778,241,524	Standard Chartered Bank	6/20/24	989,295	—
USD	21,555,355	THB	760,160,000	Standard Chartered Bank	6/20/24	966,309	—
USD	1,683,250	THB	59,700,000	Standard Chartered Bank	6/20/24	66,267	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,436,893	TRY	87,970,000	Standard Chartered Bank	6/20/24	$ —	$ (147,653)
USD	5,255,162	ZAR	100,052,774	Barclays Bank PLC	6/20/24	—	(40,226)
USD	2,506,269	ZAR	47,688,334	BNP Paribas	6/20/24	—	(17,681)
USD	24,475,568	ZAR	468,340,000	BNP Paribas	6/20/24	—	(311,772)
USD	2,068,906	ZAR	38,726,906	Goldman Sachs International	6/20/24	19,248	—
USD	2,079,121	ZAR	38,938,575	Goldman Sachs International	6/20/24	18,260	—
USD	10,099,918	ZAR	190,369,320	HSBC Bank USA, N.A.	6/20/24	24,441	—
USD	2,488,660	ZAR	47,349,217	HSBC Bank USA, N.A.	6/20/24	—	(17,342)
USD	4,424,442	ZAR	83,286,577	JPMorgan Chase Bank, N.A.	6/20/24	16,420	—
USD	2,661,696	ZAR	50,189,311	JPMorgan Chase Bank, N.A.	6/20/24	5,379	—
USD	2,660,021	ZAR	50,189,311	JPMorgan Chase Bank, N.A.	6/20/24	3,704	—
USD	92,064,412	ZAR	1,730,221,648	UBS AG	6/20/24	490,785	—
USD	46,396,689	ZAR	871,960,768	UBS AG	6/20/24	247,336	—
USD	4,902,762	ZAR	93,135,316	UBS AG	6/20/24	—	(26,513)
USD	7,708,070	ZAR	147,334,359	UBS AG	6/20/24	—	(89,741)
ZAR	62,000,000	USD	3,250,328	BNP Paribas	6/20/24	31,081	—
ZAR	149,670,000	USD	7,963,882	UBS AG	6/20/24	—	(42,455)
ZAR	1,232,410,152	USD	65,576,059	UBS AG	6/20/24	—	(349,579)
NGN	1,316,619,858	USD	1,595,903	Societe Generale	6/21/24	—	(651,412)
TRY	31,652,538	USD	936,473	Standard Chartered Bank	6/21/24	—	(7,490)
USD	901,518	TRY	31,652,538	Standard Chartered Bank	6/21/24	—	(27,465)
NGN	684,364,061	USD	805,141	Standard Chartered Bank	6/24/24	—	(314,733)
USD	15,113,002	MXN	252,689,400	Goldman Sachs International	6/24/24	483,987	—
NGN	704,894,982	USD	805,141	Standard Chartered Bank	6/26/24	—	(300,382)
NGN	664,421,370	USD	746,547	Standard Chartered Bank	7/3/24	—	(271,960)
NGN	715,710,229	USD	795,234	Societe Generale	7/8/24	—	(284,841)
USD	15,113,001	MXN	253,173,000	Goldman Sachs International	7/8/24	488,483	—
PLN	63,730,050	EUR	14,599,488	Citibank, N.A.	7/19/24	65,225	—
PLN	42,266,022	EUR	9,658,377	UBS AG	7/19/24	69,021	—
UZS	43,293,543,400	USD	3,264,973	ICBC Standard Bank plc	7/22/24	77,899	—
UZS	15,640,766,000	USD	1,175,114	ICBC Standard Bank plc	7/22/24	32,574	—
UZS	10,256,783,531	USD	773,980	ICBC Standard Bank plc	8/26/24	1,766	—
UZS	64,679,524,000	USD	4,785,758	ICBC Standard Bank plc	8/30/24	146,526	—
UZS	27,151,171,000	USD	2,008,223	JPMorgan Chase Bank, N.A.	8/30/24	62,252	—
USD	425,197	AMD	169,568,504	Citibank, N.A.	9/6/24	—	(5,689)
USD	1,260,027	AMD	511,886,000	Citibank, N.A.	9/16/24	—	(39,238)
EUR	2,509,535	PLN	11,900,000	Goldman Sachs International	9/20/24	—	(233,539)
TRY	36,665,785	USD	1,007,891	Standard Chartered Bank	9/20/24	—	(34,972)
TRY	36,665,785	USD	1,008,235	Standard Chartered Bank	9/20/24	—	(35,316)
TRY	91,504,000	USD	2,495,357	Standard Chartered Bank	9/20/24	—	(67,316)
TRY	156,911,000	USD	4,284,165	Standard Chartered Bank	9/20/24	—	(120,563)
USD	4,096,723	TRY	156,911,000	Standard Chartered Bank	9/20/24	—	(66,879)
TRY	204,757,273	USD	5,192,931	Standard Chartered Bank	9/23/24	221,916	—
TRY	191,692,240	USD	4,895,142	Standard Chartered Bank	9/23/24	174,198	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	42,655,000	USD	1,148,656	Standard Chartered Bank	9/23/24	$ —	$ (20,636)
USD	1,112,450	TRY	42,655,000	Standard Chartered Bank	9/23/24	—	(15,570)
UZS	17,559,584,428	USD	1,307,976	JPMorgan Chase Bank, N.A.	10/4/24	16,342	—
TRY	122,242,494	USD	3,028,716	Standard Chartered Bank	10/17/24	118,981	—
TRY	122,159,953	USD	3,028,283	Standard Chartered Bank	10/17/24	117,289	—
PLN	45,113,450	EUR	10,267,057	Bank of America, N.A.	10/21/24	55,060	—
UZS	8,143,221,557	USD	606,797	ICBC Standard Bank plc	10/21/24	4,471	—
UZS	10,493,460,710	USD	771,578	JPMorgan Chase Bank, N.A.	10/22/24	15,864	—
UZS	10,532,039,610	USD	771,578	JPMorgan Chase Bank, N.A.	10/24/24	18,266	—
UZS	2,692,778,443	USD	197,273	JPMorgan Chase Bank, N.A.	11/1/24	4,166	—
UZS	21,331,085,000	USD	1,569,963	ICBC Standard Bank plc	11/15/24	18,826	—
EGP	36,017,503	USD	695,990	HSBC Bank USA, N.A.	11/27/24	10,603	—
TRY	394,266,450	USD	10,128,956	Standard Chartered Bank	12/16/24	—	(588,400)
USD	3,986,409	TRY	176,400,000	Standard Chartered Bank	12/16/24	—	(282,162)
TRY	115,109,241	USD	2,759,090	Standard Chartered Bank	12/18/24	20,830	—
USD	1,490,049	KES	219,037,246	Standard Chartered Bank	12/18/24	—	(75,753)
TRY	216,532,956	USD	5,122,051	Standard Chartered Bank	1/6/25	10,626	—
TRY	143,310,900	USD	3,390,196	Standard Chartered Bank	1/6/25	6,832	—
TRY	102,014,600	USD	2,411,364	Standard Chartered Bank	1/6/25	6,780	—
TRY	107,476,800	USD	2,542,626	Standard Chartered Bank	1/6/25	4,994	—
UZS	16,001,091,000	USD	1,142,935	JPMorgan Chase Bank, N.A.	1/6/25	29,592	—
TRY	49,550,000	USD	1,153,676	Standard Chartered Bank	1/15/25	10,658	—
UZS	23,706,120,153	USD	1,696,323	ICBC Standard Bank plc	1/23/25	78,795	—
UZS	17,381,356,000	USD	1,235,349	ICBC Standard Bank plc	1/23/25	66,170	—
TRY	166,602,569	USD	3,796,894	Standard Chartered Bank	1/29/25	65,812	—
TRY	237,580,198	USD	5,470,335	Standard Chartered Bank	1/29/25	37,998	—
TRY	17,504,005	USD	403,207	Standard Chartered Bank	1/29/25	2,626	—
TRY	181,859,880	USD	4,201,972	Standard Chartered Bank	2/10/25	—	(29,899)
UZS	17,294,881,000	USD	1,235,349	ICBC Standard Bank plc	2/10/25	19,115	—
EGP	248,140,782	USD	4,121,940	Citibank, N.A.	2/13/25	617,935	—
UZS	25,825,093,957	USD	1,838,085	JPMorgan Chase Bank, N.A.	2/13/25	33,479	—
UZS	30,130,540,638	USD	2,142,997	JPMorgan Chase Bank, N.A.	2/18/25	37,425	—
EGP	83,125,788	USD	1,373,980	Citibank, N.A.	2/20/25	209,580	—
EGP	51,029,616	USD	824,388	Citibank, N.A.	2/20/25	147,734	—
EGP	42,936,874	USD	686,990	Citibank, N.A.	2/20/25	130,964	—
NGN	2,559,361,560	USD	1,390,957	Standard Chartered Bank	2/24/25	275,961	—
NGN	1,297,067,747	USD	695,479	Standard Chartered Bank	2/24/25	149,305	—
NGN	1,986,410,801	USD	1,200,974	JPMorgan Chase Bank, N.A.	2/25/25	92,364	—
EGP	20,526,642	USD	379,771	Goldman Sachs International	2/26/25	10,365	—
EGP	44,860,446	USD	686,990	Citibank, N.A.	2/27/25	165,316	—
EGP	38,627,467	USD	695,990	HSBC Bank USA, N.A.	2/27/25	37,895	—
UZS	30,563,104,986	USD	2,171,446	ICBC Standard Bank plc	2/28/25	33,896	—
UZS	10,812,501,201	USD	773,980	ICBC Standard Bank plc	3/5/25	5,093	—
UZS	10,003,988,251	USD	709,251	JPMorgan Chase Bank, N.A.	3/17/25	9,082	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	9,327,056,677	USD	661,025	JPMorgan Chase Bank, N.A.	3/20/25	$ 8,125	$ —
USD	1,490,049	KES	223,507,393	Standard Chartered Bank	3/21/25	—	(78,623)
USD	2,235,060	KES	325,760,000	Standard Chartered Bank	4/4/25	—	(44,921)
UZS	9,286,633,105	USD	653,988	JPMorgan Chase Bank, N.A.	4/4/25	4,514	—
TRY	135,270,000	USD	2,947,082	Standard Chartered Bank	4/8/25	15,817	—
TRY	121,610,000	USD	2,652,366	Standard Chartered Bank	4/8/25	11,331	—
USD	1,306,364	KES	190,729,144	Standard Chartered Bank	4/9/25	—	(27,220)
UZS	8,271,042,722	USD	577,587	Standard Chartered Bank	4/15/25	8,901	—
USD	1,306,364	KES	190,533,189	Standard Chartered Bank	4/16/25	62,981	—
UZS	62,313,470,000	USD	4,374,410	ICBC Standard Bank plc	4/17/25	60,501	—
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(46,771)
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(46,771)
UZS	25,583,110,000	USD	1,593,963	Standard Chartered Bank	3/25/26	30,927	—
						$15,566,550	$(21,068,303)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/9/24	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$4,588,325	$ (130,497)
5/9/24	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,409,890	(177,084)
6/7/24	COP	36,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	9,253,123	(247,734)
						$(555,315)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(12)	Short	6/6/24	$(1,491,050)	$ 19,850
Euro-Bund	(23)	Short	6/6/24	(3,192,893)	63,191
Euro-Buxl	(11)	Short	6/6/24	(1,513,419)	48,835
U.S. 5-Year Treasury Note	(45)	Short	6/28/24	(4,713,398)	87,907
U.S. Ultra 10-Year Treasury Note	(52)	Short	6/18/24	(5,731,375)	173,681
					$393,464

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	383,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.29% (pays upon termination)	7/1/24	$ (132,205)	$ —	$ (132,205)
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,541,732	—	2,541,732
BRL	73,368	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.55% (pays upon termination)	1/2/25	(78,787)	—	(78,787)
BRL	97,532	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	1/2/25	(106,354)	—	(106,354)
BRL	44,130	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.92% (pays upon termination)	1/2/25	13,819	—	13,819
BRL	183,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.00% (pays upon termination)	1/2/25	36,899	—	36,899
BRL	94,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.11% (pays upon termination)	1/2/25	57,383	—	57,383
BRL	52,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.34% (pays upon termination)	7/1/25	(12,374)	—	(12,374)
BRL	78,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.43% (pays upon termination)	7/1/25	(3,291)	—	(3,291)
BRL	109,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	7/1/25	16,520	—	16,520
BRL	37,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	7/1/25	9,054	—	9,054
BRL	17,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.60% (pays upon termination)	7/1/25	5,794	—	5,794
BRL	219,520	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.96% (pays upon termination)	1/2/26	(454,335)	—	(454,335)
BRL	245,352	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.98% (pays upon termination)	1/2/26	(486,825)	—	(486,825)
BRL	42,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.70% (pays upon termination)	1/4/27	(293,379)	—	(293,379)
BRL	29,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.78% (pays upon termination)	1/4/27	(193,252)	—	(193,252)
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.88% (pays upon termination)	1/4/27	(199,455)	—	(199,455)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	(694,774)	—	(694,774)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	$ (179,693)	$ —	$ (179,693)
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	(304,947)	—	(304,947)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	393,723	—	393,723
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	377,483	—	377,483
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(190,481)	—	(190,481)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(240,844)	—	(240,844)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(450,749)	—	(450,749)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(202,295)	—	(202,295)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(181,266)	—	(181,266)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(42,484)	—	(42,484)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(295,093)	—	(295,093)
CLP	20,798,900	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.23% (pays semi-annually)	9/20/33	117,256	—	117,256
CLP	6,236,900	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.56% (pays semi-annually)	12/20/33	(32,092)	—	(32,092)
CNY	507,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	872,820	—	872,820
CNY	68,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	119,877	—	119,877
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	443,003	—	443,003
CNY	22,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.82% (pays quarterly)	6/21/28	90,552	—	90,552
CNY	41,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/21/28	181,619	—	181,619

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	$ 49,049	$ —	$ 49,049
CNY	108,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	119,943	—	119,943
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	50,374	—	50,374
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	212,063	—	212,063
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	145,905	—	145,905
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	64,988	—	64,988
CNY	32,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.10% (pays quarterly)	3/20/29	(5,282)	—	(5,282)
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	22,536	—	22,536
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	140,515	—	140,515
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	50,205	—	50,205
CNY	43,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.11% (pays quarterly)	6/19/29	(10,800)	—	(10,800)
CNY	47,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.11% (pays quarterly)	6/19/29	(9,153)	—	(9,153)
CNY	85,500	Receives	7-day China Fixing Repo Rates (pays quarterly)	2.20% (pays quarterly)	6/19/29	(28,796)	—	(28,796)
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	140,933	—	140,933
COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	135,869	—	135,869
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	115,600	—	115,600
COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(316,446)	—	(316,446)
COP	3,792,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	(529)	—	(529)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	17,162,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/20/29	$ (21,677)	$ —	$ (21,677)
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(327,561)	—	(327,561)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	418,609	—	418,609
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(789,463)	—	(789,463)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	188,496	—	188,496
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	65,358	—	65,358
CZK	230,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	152,821	—	152,821
CZK	64,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/29	(100,540)	—	(100,540)
CZK	95,400	Pays	6-month CZK PRIBOR (pays semi-annually)	3.49% (pays annually)	3/20/29	(141,969)	—	(141,969)
CZK	195,800	Receives	6-month CZK PRIBOR (pays semi-annually)	3.53% (pays annually)	3/20/29	269,251	—	269,251
CZK	154,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.52% (pays annually)	6/19/29	(181,922)	—	(181,922)
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	(553,662)	—	(553,662)
CZK	51,941	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(8,774)	—	(8,774)
CZK	103,882	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(12,314)	—	(12,314)
CZK	125,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(12,648)	—	(12,648)
CZK	156,178	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(14,409)	—	(14,409)
CZK	61,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	(8,396)	—	(8,396)
CZK	77,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	(192,498)	—	(192,498)
CZK	36,600	Pays	6-month CZK PRIBOR (pays semi-annually)	3.73% (pays annually)	6/19/34	(56,956)	—	(56,956)
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(52,411)	—	(52,411)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(825,804)	—	(825,804)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	1,122,637	—	1,122,637
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(216,608)	—	(216,608)
HUF	1,114,019	Pays	6-month HUF BUBOR (pays semi-annually)	6.92% (pays annually)	6/19/29	3,755	—	3,755
HUF	710,279	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	3,576	—	3,576

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	1,069,400	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	$ 5,976	$ —	$ 5,976
HUF	1,940,465	Pays	6-month HUF BUBOR (pays semi-annually)	6.74% (pays annually)	6/19/34	(98,628)	—	(98,628)
HUF	385,542	Pays	6-month HUF BUBOR (pays semi-annually)	6.76% (pays annually)	6/19/34	(18,225)	—	(18,225)
HUF	5,207,192	Pays	6-month HUF BUBOR (pays semi-annually)	6.78% (pays annually)	6/19/34	(226,054)	—	(226,054)
HUF	1,520,390	Pays	6-month HUF BUBOR (pays semi-annually)	6.99% (pays annually)	6/19/34	(6,091)	—	(6,091)
HUF	3,126,912	Pays	6-month HUF BUBOR (pays semi-annually)	7.03% (pays annually)	6/19/34	14,210	—	14,210
INR	1,088,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	(16,316)	—	(16,316)
INR	1,088,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	(11,884)	—	(11,884)
INR	544,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	(4,080)	—	(4,080)
INR	544,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	(1,573)	—	(1,573)
INR	544,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	466	—	466
INR	544,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	1,048	—	1,048
INR	404,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	1,213	—	1,213
INR	544,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	4,778	—	4,778
INR	544,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	6,876	—	6,876
INR	2,462,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	(462,077)	—	(462,077)
INR	806,900	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.54% (pays semi-annually)	6/19/29	21,710	—	21,710
KRW	5,843,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	6/19/29	22,236	—	22,236
KRW	7,262,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.42% (pays quarterly)	6/19/29	25,213	—	25,213
KRW	1,055,244	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	(12,861)	—	(12,861)
KRW	658,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	(7,011)	—	(7,011)
KRW	1,056,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	(15,349)	—	(15,349)
KRW	766,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(10,440)	—	(10,440)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	191,712	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	$ (2,555)	$ —	$ (2,555)
KRW	1,021,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(12,252)	—	(12,252)
KRW	1,021,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(11,765)	—	(11,765)
KRW	543,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.02% (pays quarterly)	12/20/33	16,258	—	16,258
KRW	1,075,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/20/33	32,977	—	32,977
KRW	2,170,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.27% (pays quarterly)	3/20/34	(35,804)	—	(35,804)
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(42,986)	—	(42,986)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(111,689)	—	(111,689)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	199,399	—	199,399
MXN	574,470	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	(47,191)	—	(47,191)
MXN	1,577,110	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(166,191)	—	(166,191)
MXN	1,391,420	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(158,380)	—	(158,380)
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(1,169,131)	—	(1,169,131)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	264,300	—	264,300
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,198,268)	—	(1,198,268)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(540,161)	—	(540,161)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(806,276)	—	(806,276)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(639,648)	—	(639,648)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	$ (751,627)	$ —	$ (751,627)
MXN	23,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	(54,545)	—	(54,545)
MXN	115,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.52% (pays monthly)	12/8/28	(326,606)	—	(326,606)
MXN	54,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.69% (pays monthly)	1/18/29	(131,757)	—	(131,757)
MXN	193,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.66% (pays monthly)	3/2/29	(491,253)	—	(491,253)
MXN	123,030	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	3/28/29	206,972	—	206,972
MXN	280,800	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.64% (pays monthly)	4/12/29	69,434	—	69,434
MXN	457,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.61% (pays monthly)	4/19/29	(168,418)	—	(168,418)
MXN	99,960	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	(324,691)	—	(324,691)
MXN	96,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	(290,577)	—	(290,577)
MXN	59,530	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(255,516)	—	(255,516)
MXN	61,510	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(251,358)	—	(251,358)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.00% (pays annually)	5/30/24	(48,518)	—	(48,518)
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(119,678)	—	(119,678)
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.77% (pays annually)	8/6/24	(91,786)	—	(91,786)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(44,255)	—	(44,255)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(19,268)	—	(19,268)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(490,289)	—	(490,289)
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(200,376)	—	(200,376)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(191,913)	—	(191,913)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,004,238)	—	(1,004,238)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	$ (142,587)	$ —	$ (142,587)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(1,039,663)	—	(1,039,663)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(1,699,063)	—	(1,699,063)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.29% (pays annually)	3/15/28	(7,123)	—	(7,123)
PLN	25,000	Receives	6-month PLN WIBOR (pays semi-annually)	4.79% (pays annually)	3/20/29	135,143	—	135,143
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	40,032	—	40,032
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	107,801	—	107,801
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,417,678)	—	(1,417,678)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	79,494	—	79,494
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	47,010	—	47,010
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	22,504	—	22,504
THB	175,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(82,893)	—	(82,893)
THB	233,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	104,657	—	104,657
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(267,495)	—	(267,495)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(125,697)	—	(125,697)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	237,711	—	237,711
THB	177,200	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	83,818	—	83,818
THB	97,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.19% (pays semi-annually)	3/20/29	(53,823)	—	(53,823)
THB	176,190	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.17% (pays semi-annually)	6/19/29	(103,080)	—	(103,080)
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	(479,281)	—	(479,281)
THB	191,300	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.22% (pays semi-annually)	6/19/29	(99,796)	—	(99,796)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	178,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.59% (pays semi-annually)	6/19/29	$ 10,498	$ —	$ 10,498
THB	99,200	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	3,336	—	3,336
THB	117,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	3,489	—	3,489
THB	204,600	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(435,541)	—	(435,541)
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(435,365)	—	(435,365)
THB	108,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.65% (pays semi-annually)	3/20/34	(67,867)	—	(67,867)
THB	678,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	(734,743)	—	(734,743)
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	178,460	—	178,460
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	52,948	—	52,948
ZAR	60,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.07% (pays quarterly)	3/20/29	(102,922)	—	(102,922)
ZAR	124,310	Pays	3-month ZAR JIBAR (pays quarterly)	8.56% (pays quarterly)	6/19/29	(103,763)	—	(103,763)
Total						$(16,401,544)	$ —	$ (16,401,544)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	$ (79,260)
Goldman Sachs International	MYR	61,700	Receives	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	6/19/29	57,140
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(404,696)
JPMorgan Chase Bank, N.A.	MYR	54,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.72% (pays quarterly)	6/20/29	(53,488)
Total							$(480,304)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	$86	1.00% (pays quarterly)(1)	6/20/24	$ (240)	$ (361)	$ (601)
Total				$(240)	$(361)	$(601)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investments, at value (identified cost $1,242,615,211)	$ 1,148,559,921
Cash	2,834,784
Deposits for derivatives collateral:
Centrally cleared derivatives	42,903,087
OTC derivatives	11,192,000
Foreign currency, at value (identified cost $27,266,458)	27,061,575
Interest and dividends receivable	22,246,486
Dividends receivable from affiliated investments	7,414
Receivable for investments sold	1,559,176
Receivable for variation margin on open futures contracts	84,070
Receivable for open forward foreign currency exchange contracts	15,566,550
Receivable for open swap contracts	57,140
Receivable for closed swap contracts	110,869
Trustees' deferred compensation plan	82,617
Total assets	$1,272,265,689
Liabilities
Cash collateral due to brokers	$ 1,849,000
Written options outstanding, at value (premiums received $510,182)	100,935
Payable for investments purchased	2,667,300
Payable for securities sold short, at value (proceeds $11,465,142)	10,719,651
Payable for variation margin on open centrally cleared derivatives	2,095,180
Payable for open forward foreign currency exchange contracts	21,068,303
Payable for open swap contracts	537,444
Payable for closed swap contracts	1,414,447
Payable for open non-deliverable bond forward contracts	555,315
Payable to affiliates:
Investment adviser fee	668,982
Trustees' fees	6,818
Trustees' deferred compensation plan	82,617
Interest payable on securities sold short	895,721
Accrued foreign capital gains taxes	357,451
Accrued expenses	655,468
Total liabilities	$ 43,674,632
Net Assets applicable to investors' interest in Portfolio	$1,228,591,057

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income from affiliated investments	$ 2,100,134
Interest income (net of foreign taxes withheld of $668,630)	47,718,998
Other income	11,488
Total investment income	$ 49,830,620
Expenses
Investment adviser fee	$ 3,947,929
Trustees’ fees and expenses	40,683
Custodian fee	454,392
Legal and accounting services	96,410
Interest expense and fees	351,374
Interest expense on securities sold short	471,392
Miscellaneous	21,682
Total expenses	$ 5,383,862
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 62,636
Total expense reductions	$ 62,636
Net expenses	$ 5,321,226
Net investment income	$ 44,509,394
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $10,156)	$ (16,383,898)
Written options	334,533
Securities sold short	(765,836)
Futures contracts	59,065
Swap contracts	(2,467,747)
Foreign currency transactions	6,897,503
Forward foreign currency exchange contracts	15,868,220
Non-deliverable bond forward contracts	1,591,371
Net realized gain	$ 5,133,211
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $3,146)	$ 30,324,758
Written options	336,706
Securities sold short	534,243
Futures contracts	255,282
Swap contracts	(1,998,348)
Foreign currency	317,110
Forward foreign currency exchange contracts	(10,743,562)
Non-deliverable bond forward contracts	(597,073)
Net change in unrealized appreciation (depreciation)	$ 18,429,116
Net realized and unrealized gain	$ 23,562,327
Net increase in net assets from operations	$ 68,071,721

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 44,509,394	$ 72,437,283
Net realized gain (loss)	5,133,211	(63,719,108)
Net change in unrealized appreciation (depreciation)	18,429,116	130,772,686
Net increase in net assets from operations	$ 68,071,721	$ 139,490,861
Capital transactions:
Contributions	$ 166,609,283	$ 327,529,582
Withdrawals	(76,104,110)	(355,736,811)
Net increase (decrease) in net assets from capital transactions	$ 90,505,173	$ (28,207,229)
Net increase in net assets	$ 158,576,894	$ 111,283,632
Net Assets
At beginning of period	$ 1,070,014,163	$ 958,730,531
At end of period	$1,228,591,057	$1,070,014,163

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.87% (1)(2)(3)	0.72% (3)	0.76% (3)	0.75%	0.79%	0.78%
Net investment income	7.27% (1)	6.43%	6.43%	4.98%	5.79%	7.01%
Portfolio Turnover	34% (4)	67%	33%	56%	56%	46%
Total Return	6.41% (4)	15.00%	(20.12)%	1.48%	0.08%	23.15%
Net assets, end of period (000’s omitted)	$1,228,591	$1,070,014	$958,731	$1,561,621	$1,253,935	$1,238,490
(1)	Annualized.
(2)	Includes interest expense, including on securities sold short and reverse repurchase agreements of 0.13% of average daily net assets for the six months ended April 30, 2024.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(4)	Not annualized.

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 83.2%, 16.5% and 0.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the  futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
N  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
O  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
P  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
Q  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $3,947,929 or 0.64% (annualized) of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $62,636 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $353,502,993 and $311,255,784, respectively, for the six months ended April 30, 2024.

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,243,767,238
Gross unrealized appreciation	$ 18,453,265
Gross unrealized depreciation	(156,826,181)
Net unrealized depreciation	$ (138,372,916)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $22,261,997. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $38,135,590 at April 30, 2024.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 1,450,715	$ —	$ 1,450,715
Not applicable	—	8,408,217*	11,143,448*	19,551,665
Receivable for open forward foreign currency exchange contracts	—	15,566,550	—	15,566,550
Receivable for open swap contracts	—	—	57,140	57,140
Total Asset Derivatives	$ —	$ 25,425,482	$ 11,200,588	$ 36,626,070
Derivatives not subject to master netting or similar agreements	$ —	$ 8,408,217	$ 11,143,448	$ 19,551,665
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 17,017,265	$ 57,140	$ 17,074,405
Written options outstanding, at value	$ —	$ (100,935)	$ —	$ (100,935)
Not applicable	(240)*	(18,207,177)*	(27,151,528)*	(45,358,945)
Payable for open forward foreign currency exchange contracts	—	(21,068,303)	—	(21,068,303)
Payable for open swap contracts	—	—	(537,444)	(537,444)
Payable for open non-deliverable bond forward contracts	—	—	(555,315)	(555,315)
Total Liability Derivatives	$(240)	$(39,376,415)	$(28,244,287)	$(67,620,942)
Derivatives not subject to master netting or similar agreements	$(240)	$(18,207,177)	$(27,151,528)	$(45,358,945)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(21,169,238)	$ (1,092,759)	$(22,261,997)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 190,670	$ (43,046)	$ —	$ —	$ 147,624	$ —
Barclays Bank PLC	1,032,869	(1,032,869)	—	—	—	—
BNP Paribas	596,566	(408,713)	—	—	187,853	—
Citibank, N.A.	2,066,245	(666,479)	—	—	1,399,766	—
Goldman Sachs International	3,126,489	(3,126,489)	—	—	—	—
HSBC Bank USA, N.A.	255,500	(130,082)	(125,418)	—	—	—
ICBC Standard Bank plc	664,852	(46,741)	—	—	618,111	—
JPMorgan Chase Bank, N.A.	2,853,911	(1,163,083)	—	(1,690,828)	—	1,849,000

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Standard Chartered Bank	$ 4,763,033	$ (4,763,033)	$ —	$ —	$ —	$ —
UBS AG	1,524,270	(1,524,270)	—	—	—	—
	$17,074,405	$(12,904,805)	$(125,418)	$(1,690,828)	$2,353,354	$1,849,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (43,046)	$ 43,046	$ —	$ —	$ —	$ 419,000
Barclays Bank PLC	(2,173,594)	1,032,869	1,138,383	—	(2,342)	—
BNP Paribas	(408,713)	408,713	—	—	—	—
Citibank, N.A.	(666,479)	666,479	—	—	—	—
Goldman Sachs International	(4,182,987)	3,126,489	523,517	160,000	(372,981)	160,000
HSBC Bank USA, N.A.	(130,082)	130,082	—	—	—	—
ICBC Standard Bank plc	(46,741)	46,741	—	—	—	—
JPMorgan Chase Bank, N.A.	(1,163,083)	1,163,083	—	—	—	—
Societe Generale	(942,634)	—	773,932	168,702	—	210,000
Standard Chartered Bank	(9,698,274)	4,763,033	4,935,241	—	—	7,477,000
State Street Bank and Trust Company	(828,404)	—	412,408	28,000	(387,996)	28,000
UBS AG	(1,977,960)	1,524,270	—	453,690	—	1,049,000
	$(22,261,997)	$12,904,805	$7,783,481	$810,392	$(763,319)	$ 9,343,000
Total — Deposits for derivatives collateral — OTC derivatives						$11,192,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ (642,859)	$ —	$ (642,859)
Written options	—	604,220	(269,687)	334,533
Futures contracts	—	—	59,065	59,065
Swap contracts	(1,705)	—	(2,466,042)	(2,467,747)
Forward foreign currency exchange contracts	—	15,868,220	—	15,868,220
Non-deliverable bond forward contracts	—	—	1,591,371	1,591,371
Total	$(1,705)	$ 15,829,581	$(1,085,293)	$ 14,742,583
Change in unrealized appreciation (depreciation):
Investments	$ —	$ (2,292,084)	$ —	$ (2,292,084)
Written options	—	336,706	—	336,706
Futures contracts	—	—	255,282	255,282
Swap contracts	1,467	—	(1,999,815)	(1,998,348)
Forward foreign currency exchange contracts	—	(10,743,562)	—	(10,743,562)
Non-deliverable bond forward contracts	—	—	(597,073)	(597,073)
Total	$ 1,467	$(12,698,940)	$(2,341,606)	$(15,039,079)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Swap Contracts
$17,367,000	$2,898,992,000	$74,636,000	$1,485,061,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately $91,999,000 and $18,300,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2024. For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $8,270,000 and 5.65%, respectively.
8  Affiliated Investments
Transactions in the Portfolio's investment in funds that may be deemed to be affiliated for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$97,178,009	$291,176,958	$(388,354,967)	$ —	$ —	$0	$2,100,134	—
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 64,957,311	$ —	$ 64,957,311
Loan Participation Notes	—	—	27,383,164	27,383,164
Sovereign Government Bonds	—	793,398,651	—	793,398,651
Short-Term Investments:
Repurchase Agreements	—	11,909,593	—	11,909,593
Sovereign Government Securities	—	219,716,704	—	219,716,704
U.S. Treasury Obligations	—	29,743,783	—	29,743,783
Purchased Currency Options	—	1,450,715	—	1,450,715
Total Investments	$ —	$ 1,121,176,757	$ 27,383,164	$ 1,148,559,921
Forward Foreign Currency Exchange Contracts	$ —	$ 23,974,767	$ —	$ 23,974,767
Futures Contracts	393,464	—	—	393,464
Swap Contracts	—	10,807,124	—	10,807,124
Total	$ 393,464	$ 1,155,958,648	$ 27,383,164	$ 1,183,735,276
Liability Description
Securities Sold Short	$ —	$ (10,719,651)	$ —	$ (10,719,651)

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Written Currency Options	$ —	$ (100,935)	$ —	$ (100,935)
Forward Foreign Currency Exchange Contracts	—	(39,275,480)	—	(39,275,480)
Non-Deliverable Bond Forward Contracts	—	(555,315)	—	(555,315)
Swap Contracts	—	(27,689,212)	—	(27,689,212)
Total	$ —	$ (78,340,593)	$ —	$ (78,340,593)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2023	$25,557,142
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	1,592,482
Cost of purchases	—
Proceeds from sales, including return of capital	—
Accrued discount (premium)	233,540
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of April 30, 2024	$27,383,164
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2024	$ 1,592,482
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2024:
Type of Investment	Fair Value as of April 30, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$27,383,164	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.38% - 6.67%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.56% based on relative principal amounts.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024